SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS

On April 2, 2024, the Company received gross proceeds of $1,500,025 from Ionic pursuant to the Securities Purchase Agreement described in Note 6 above.

The Company has evaluated subsequent events that occurred after March 31, 2024 through May 15, 2024, the date of these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.

NOTE 11 – SUBSEQUENT EVENTS

On January 17, 2024, the Company entered into a Warrant Exchange Agreement (the “Warrant Exchange Agreement”) with an unaffiliated third-party investor (the “Warrant Holder”) with respect to warrants to purchase an aggregate of 194,729 shares of its common stock, par value $0.0001 per share (the “Common Stock”) initially issued by the Company in its initial public offering on August 16, 2021 (the “Public Warrants”). Pursuant to the Warrant Exchange Agreement, on January 17, 2024, the Company has issued an aggregate of 194,729 shares of Common Stock to the Warrant Holder in exchange for the surrender and cancellation of the Public Warrants held by such holder.

On January 23, 2024, the Company entered into Warrant Exchange Agreements (the “Warrant Exchange Agreements”) with unaffiliated third-party investors (the “Warrant Holders”) with respect to warrants to purchase an aggregate of 483,637 shares of its common stock, par value $0.0001 per share (the “Common Stock”) initially issued by the Company in its initial public offering on August 16, 2021 (the “Public Warrants”). Pursuant to the Warrant Exchange Agreements, on January 23, 2024, the Company has issued an aggregate of 483,637 shares of Common Stock to the Warrant Holders in exchange for the surrender and cancellation of the Public Warrants held by such holders.

In January 2024, the Company issued 64,563 shares of common stock for gross proceeds of $742,475.

See Note 4 for outstanding bridge notes which were repaid in full in March 2024.

In March 2024, the Company sold 1,500,000 shares of common stock for gross proceeds of $1,110,000.

In March 2024, the Company closed a Securities Purchase Agreement for a private placement with Ionic Ventures, LLC (the “Investor”). The Company agreed to issue to the Investor 150 shares of the Company’s Series B Convertible Preferred Stock, a warrant to purchase up to 1,500 shares of Series B Preferred Stock and 250,000 shares of the Company’s common stock. The Company received gross proceeds of approximately $1.5 million.

The Company has evaluated subsequent events that occurred after December 31, 2023 through June 17, 2024, the date of these consolidated financial statements were available to be issued, and noted no additional events requiring recognition for disclosure.